Defined benefit plan - Actuarial Assumptions (Details)	6 Months Ended
Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Discount rate	2.00%
Interest credit rate	2.00%
Expected rate of salary increase	2.00%
Expected rate of pension increase	0.00%